Quarterly Holdings Report
for
Fidelity® U.S. Buffered Equity ETF
April 30, 2024
UBU-NPRT1-0624
1.9911152.100
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (a)	1,661	28,054
Verizon Communications, Inc. (a)	727	28,709
		56,763
Entertainment - 1.8%
Electronic Arts, Inc. (a)	243	30,817
Netflix, Inc. (a)(b)	90	49,558
Playtika Holding Corp. (a)	1,604	11,629
Roku, Inc. Class A (b)	52	2,998
Spotify Technology SA (a)(b)	18	5,048
		100,050
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	743	120,946
Class C (a)	674	110,967
Meta Platforms, Inc. Class A (a)	333	143,247
		375,160
Media - 0.8%
Comcast Corp. Class A (a)	1,179	44,932
TOTAL COMMUNICATION SERVICES		576,905
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 1.2%
Ford Motor Co.	2,565	31,165
Tesla, Inc. (b)	195	35,740
		66,905
Broadline Retail - 4.4%
Amazon.com, Inc. (a)(b)	1,305	228,375
eBay, Inc.	234	12,060
		240,435
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (b)	13	41,075
Doordash, Inc. (b)	27	3,490
Draftkings Holdings, Inc. (b)	108	4,488
International Game Technology PLC	1,324	26,136
Light & Wonder, Inc. Class A (b)	27	2,410
McDonald's Corp.	166	45,325
MGM Resorts International (b)	234	9,229
Starbucks Corp.	153	13,539
Wendy's Co.	108	2,159
		147,851
Household Durables - 0.1%
Toll Brothers, Inc.	36	4,288
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (b)	55	6,684
Carvana Co. Class A (b)	85	7,048
The Home Depot, Inc. (a)	207	69,184
TJX Companies, Inc.	13	1,223
Ulta Beauty, Inc. (b)	54	21,861
		106,000
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (b)	10	3,606
Tapestry, Inc.	252	10,060
		13,666
TOTAL CONSUMER DISCRETIONARY		579,145
CONSUMER STAPLES - 4.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (b)	15	4,176
PepsiCo, Inc.	29	5,101
The Coca-Cola Co.	135	8,339
		17,616
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	36	26,024
Kroger Co.	324	17,943
Maplebear, Inc. (NASDAQ)	108	3,686
Walmart, Inc.	594	35,254
		82,907
Food Products - 0.5%
Archer Daniels Midland Co.	13	763
Conagra Brands, Inc.	113	3,478
General Mills, Inc.	334	23,534
		27,775
Household Products - 2.0%
Colgate-Palmolive Co.	423	38,882
Kimberly-Clark Corp.	102	13,926
Procter & Gamble Co.	336	54,835
		107,643
TOTAL CONSUMER STAPLES		235,941
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	90	14,514
ConocoPhillips Co.	356	44,721
Devon Energy Corp.	140	7,165
EOG Resources, Inc.	279	36,864
Exxon Mobil Corp.	558	65,995
Marathon Petroleum Corp.	118	21,443
Pioneer Natural Resources Co.	9	2,424
Texas Pacific Land Corp.	9	5,187
		198,313
FINANCIALS - 13.4%
Banks - 2.9%
Bank of America Corp. (a)	1,642	60,770
JPMorgan Chase & Co. (a)	514	98,554
Wells Fargo & Co.	20	1,186
		160,510
Capital Markets - 2.9%
Ameriprise Financial, Inc. (a)	66	27,178
Bank of New York Mellon Corp.	276	15,591
Charles Schwab Corp. (a)	416	30,763
CME Group, Inc. (a)	100	20,964
Goldman Sachs Group, Inc. (a)	79	33,710
NASDAQ, Inc. (a)	99	5,925
Raymond James Financial, Inc. (a)	124	15,128
Tradeweb Markets, Inc. Class A (a)	63	6,408
		155,667
Consumer Finance - 0.8%
American Express Co. (a)	196	45,870
Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)(b)	297	117,829
Enact Holdings, Inc. (a)	288	8,562
MasterCard, Inc. Class A (a)	162	73,094
PayPal Holdings, Inc. (a)(b)	558	37,899
Visa, Inc. Class A (a)	101	27,130
		264,514
Insurance - 2.0%
Allstate Corp. (a)	36	6,122
Aon PLC (a)	87	24,535
Hartford Financial Services Group, Inc. (a)	55	5,329
Marsh & McLennan Companies, Inc. (a)	99	19,744
Progressive Corp. (a)	194	40,401
Selective Insurance Group, Inc.	9	915
The Travelers Companies, Inc. (a)	45	9,547
Unum Group (a)	24	1,217
		107,810
TOTAL FINANCIALS		734,371
HEALTH CARE - 11.4%
Biotechnology - 2.2%
AbbVie, Inc. (a)	63	10,246
Alkermes PLC (a)(b)	489	12,000
Biogen, Inc. (a)(b)	126	27,067
Exelixis, Inc. (a)(b)	387	9,079
Gilead Sciences, Inc. (a)	558	36,382
Incyte Corp. (a)(b)	522	27,170
		121,944
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co. (a)	90	21,114
DexCom, Inc. (b)	8	1,019
Edwards Lifesciences Corp. (a)(b)	72	6,096
GE Healthcare Technologies, Inc. (a)	189	14,409
Hologic, Inc. (a)(b)	342	25,913
IDEXX Laboratories, Inc. (a)(b)	27	13,305
Lantheus Holdings, Inc. (a)(b)	120	7,985
		89,841
Health Care Providers & Services - 2.6%
Centene Corp. (a)(b)	291	21,260
CVS Health Corp. (a)	108	7,313
Elevance Health, Inc. (a)	82	43,344
Humana, Inc. (a)	12	3,625
UnitedHealth Group, Inc. (a)	134	64,816
		140,358
Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (a)(b)	28	10,874
Thermo Fisher Scientific, Inc.	2	1,137
		12,011
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co. (a)	546	23,991
Eli Lilly & Co. (a)	63	49,209
Jazz Pharmaceuticals PLC (a)(b)	115	12,736
Johnson & Johnson (a)	405	58,559
Merck & Co., Inc. (a)	540	69,779
Pfizer, Inc. (a)	1,746	44,733
		259,007
TOTAL HEALTH CARE		623,161
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.1%
Lockheed Martin Corp. (a)	90	41,844
Northrop Grumman Corp. (a)	74	35,892
Textron, Inc. (a)	336	28,422
The Boeing Co. (a)(b)	49	8,224
		114,382
Building Products - 0.6%
Owens Corning (a)	63	10,597
Trane Technologies PLC (a)	63	19,992
		30,589
Commercial Services & Supplies - 1.2%
Cintas Corp. (a)	54	35,550
Waste Management, Inc.	154	32,035
		67,585
Electrical Equipment - 1.7%
Acuity Brands, Inc. (a)	36	8,939
AMETEK, Inc. (a)	180	31,439
Eaton Corp. PLC (a)	135	42,965
Emerson Electric Co. (a)	74	7,976
		91,319
Ground Transportation - 2.4%
CSX Corp. (a)	1,008	33,486
Norfolk Southern Corp. (a)	99	22,802
Uber Technologies, Inc. (a)(b)	464	30,749
Union Pacific Corp. (a)	193	45,772
		132,809
Industrial Conglomerates - 0.4%
3M Co. (a)	207	19,978
Machinery - 1.0%
Allison Transmission Holdings, Inc.	26	1,912
Caterpillar, Inc. (a)	63	21,078
Deere & Co. (a)	38	14,874
Illinois Tool Works, Inc.	34	8,300
PACCAR, Inc. (a)	108	11,460
		57,624
Professional Services - 1.1%
CACI International, Inc. Class A (a)(b)	50	20,112
Leidos Holdings, Inc. (a)	90	12,620
SS&C Technologies Holdings, Inc. (a)	441	27,293
		60,025
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	7	1,283
TOTAL INDUSTRIALS		575,594
INFORMATION TECHNOLOGY - 27.2%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	126	15,217
Itron, Inc. (b)	207	19,069
TD SYNNEX Corp.	9	1,061
		35,347
IT Services - 0.2%
Wix.com Ltd. (b)	91	10,817
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (b)	26	4,118
Applied Materials, Inc.	243	48,272
Broadcom, Inc. (a)	68	88,418
Cirrus Logic, Inc. (b)	171	15,145
Intel Corp.	1,273	38,788
KLA Corp.	45	31,018
NVIDIA Corp. (a)	345	298,087
Qualcomm, Inc. (a)	306	50,750
		574,596
Software - 10.5%
Adobe, Inc. (a)(b)	117	54,151
DocuSign, Inc. (b)	189	10,697
Dropbox, Inc. Class A (b)	918	21,261
Microsoft Corp. (a)	868	337,937
Oracle Corp.	198	22,523
Pegasystems, Inc.	18	1,070
RingCentral, Inc. (b)	544	16,113
Salesforce, Inc. (a)	207	55,671
Teradata Corp. (b)	739	27,417
Zoom Video Communications, Inc. Class A (b)	441	26,945
		573,785
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc. (a)	1,716	292,286
Western Digital Corp. (b)	38	2,692
		294,978
TOTAL INFORMATION TECHNOLOGY		1,489,523
MATERIALS - 3.1%
Chemicals - 1.6%
Corteva, Inc.	234	12,666
Eastman Chemical Co.	106	10,011
Ecolab, Inc.	110	24,877
Linde PLC	63	27,780
Sherwin-Williams Co.	42	12,584
		87,918
Construction Materials - 0.6%
Vulcan Materials Co.	117	30,143
Metals & Mining - 0.9%
Nucor Corp.	180	30,335
Steel Dynamics, Inc.	153	19,908
		50,243
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4	293
TOTAL MATERIALS		168,597
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle, Inc.	333	31,229
Invitation Homes, Inc.	747	25,547
VICI Properties, Inc.	666	19,014
		75,790
UTILITIES - 1.0%
Electric Utilities - 0.8%
NextEra Energy, Inc.	624	41,789
Xcel Energy, Inc.	92	4,943
		46,732
Gas Utilities - 0.0%
UGI Corp.	32	818
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	461	8,252
Vistra Corp.	9	683
		8,935
TOTAL UTILITIES		56,485
TOTAL COMMON STOCKS (Cost $5,492,790)		5,313,825

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $40,637)	40,628	40,637

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares S&P 500 ETF (Cost $56,338)	108	54,480

Purchased Options - 1.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Mini Index	Chicago Board Options Exchange	34	0	493	05/17/24	9,010
S&P 500 Mini Index	Chicago Board Options Exchange	34	0	493	06/21/24	19,703
S&P 500 Mini Index	Chicago Board Options Exchange	34	0	493	07/19/24	25,653

						54,366
TOTAL PURCHASED OPTIONS (Cost $45,662)						54,366

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,635,427)	5,463,308
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,792
NET ASSETS - 100.0%	5,474,100

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini-SPX Index	Chicago Board Options Exchange	25	1,258,925	518.00	05/17/24	(3,300)
Mini-SPX Index	Chicago Board Options Exchange	25	1,258,925	517.00	05/24/24	(5,875)
S&P 500 Mini Index	Chicago Board Options Exchange	25	1,258,925	526.00	05/03/24	(50)
S&P 500 Mini Index	Chicago Board Options Exchange	25	1,258,925	526.00	05/10/24	(275)

TOTAL WRITTEN OPTIONS						(9,500)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,254,985.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	57,583	16,946	128	-	-	40,637	0.0%
Total	-	57,583	16,946	128	-	-	40,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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